Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing Method
We did not grant any stock options or stock appreciation rights during 2024. If the Committee elects to grant stock options or SARs in the future, the Committee will endeavor to make such grants effective when the Company is not otherwise in possession of material nonpublic information. The Committee did not time the disclosure of material, nonpublic information for the purpose of affecting the value of stock-based compensation grants in 2024.

Award Timing Predetermined	false